Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment information
Schedule of segments

			Nokia	Nokia	Group Common		Segment	Unallocated
EURm	Networks	(1)	Software	Technologies	and Other	Eliminations	total	items	(2)	Total
Continuing operations
2019
Net sales to external customers	18 207		2 767	1 473	897	–	23 344	(29)		23 315
Net sales to other segments	2		–	14	55	(71)	–	–		–
Depreciation and amortization	(566)		(85)	(31)	(54)	–	(736)	(924)		(1 660)
Operating profit/(loss)	665		589	1 239	(490)	–	2 003	(1 518)		485
Share of results of associated companies and joint ventures	12		–	–	–	–	12	–		12
2018
Net sales to external customers	17 403		2 713	1 486	978	–	22 580	(17)		22 563
Net sales to other segments	1		–	15	47	(63)	–	–		–
Depreciation and amortization	(383)		(65)	(21)	(46)	–	(515)	(940)		(1 455)
Operating profit/(loss)	773		450	1 203	(246)	–	2 180	(2 239)		(59)
Share of results of associated companies and joint ventures	12		–	–	–	–	12	–		12
2017
Net sales to external customers	17 725		2 798	1 639	1 060	–	23 222	(75)		23 147
Net sales to other segments	–		–	15	54	(69)	–	–		–
Depreciation and amortization	(446)		(52)	(12)	(48)	–	(558)	(1 033)		(1 591)
Operating profit/(loss)	1 297		414	1 124	(248)	–	2 587	(2 571)		16
Share of results of associated companies and joint ventures	21		–	(10)	–	–	11	–		11
(1)

Includes Mobile Access net sales of EUR 11 655 million (EUR 11 273 million in 2018 and EUR 11 457 million in 2017), Fixed Access net sales of EUR 1 881 million (EUR 1 980 million in 2018 and EUR 2 075 million in 2017), IP Routing net sales of EUR 2 921 million (EUR 2 545 million in 2018 and EUR 2 694 million in 2017) and Optical Networks net sales of EUR 1 752 million (EUR 1 606 million in 2018 and EUR 1 499 million in 2017).

(2)

Excludes costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Reconciliation of total segment operating profit to total operating profit/(loss)

EURm	2019	2018	2017
Total segment operating profit	2 003	2 180	2 587
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(924)	(940)	(1 033)
Restructuring and associated charges	(502)	(321)	(579)
Gain on defined benefit plan amendment	168	–	–
Product portfolio strategy costs	(163)	(583)	(536)
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(48)	(220)	(206)
Impairment of assets, net of impairment reversals	(29)	(48)	(173)
Operating model integration	(12)	–	–
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(6)	(16)	(55)
Divestment of businesses	(2)	(39)	–
Fair value changes of legacy IPR fund	–	(57)	–
Other	–	(15)	11
Total operating profit/(loss)	485	(59)	16

Schedule of geographic location information

Information by geographies

Net sales to external customers and non-current assets by country

	Net sales(1)			Non-current assets(2)
EURm	2019	2018	2017	2019	2018
Finland(3)	1 552	1 556	1 698	1 477	1 462
United States	6 609	6 204	5 991	5 505	5 818
China	1 506	1 754	2 082	400	350
India	1 348	1 629	1 455	178	122
France	1 229	1 179	1 295	1 997	1 938
Other	11 071	10 241	10 626	1 167	905
Total	23 315	22 563	23 147	10 724	10 595

(1)   Net sales to external customers by country are based on the location of customer.

(2)   In 2019, consists of goodwill and other intangible assets, property, plant and equipment and right-of-use assets. In 2018, consisted of goodwill and other intangible assets and property, plant and equipment.

(3)   All Nokia Technologies IPR and licensing net sales are allocated to Finland.